VARIABLE INTEREST ENTITIES ("VIEs") - NARRATIVE (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2015	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) vessel	Sep. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
Interest expense		$ 19,764	$ 20,062	$ 61,236	$ 59,679
Net cash used in financing activities				(136,160)	(264,388)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term	10 years
Interest expense		1,800	1,800	6,000	5,800
Net cash used in financing activities		$ 4,600	$ 4,900	$ 13,800	$ 8,200
Variable Interest Entity, Primary Beneficiary | Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Number of vessels | vessel		1		1